Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary comprehensive income information
Revenue		€ 40,461	€ 37,448	€ 36,717
Profit/(loss) for the financial year		(49)	(3,746)	1,505
Other comprehensive income/(expense)		(50)	589	(2,223)
Total comprehensive income/(expense)		(99)	(3,157)	(718)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	[1]	348	423	365
Summary financial position information
Non-current assets		102,626	99,901
Total assets		129,918	128,521
Non-current liabilities		(51,558)	(51,851)
Equity shareholders' funds		50,633	52,745
Non-controlling interests		3,732	1,171
Equity		54,365	53,916	60,998	€ 64,483
Statement of cash flows
Net cash flow from operating activities		14,291	15,373	16,557
Net cash flow from investing activities		(4,238)	4,759	(6,122)
Net cashflow from financing activities		(11,806)	(15,278)	(15,855)
Net cash (outflow)/inflow		(1,753)	4,854	(5,420)
Cash and cash equivalents at beginning of period		11,001
Exchange gain on cash and cash equivalents		(227)	(75)	(94)
Cash and cash equivalents at end of period		8,982	11,001
Vodacom Group Limited [Member]
Summary comprehensive income information
Revenue		8,365	7,791
Profit/(loss) for the financial year		1,368	1,058
Other comprehensive income/(expense)		(4)	(121)
Total comprehensive income/(expense)		1,364	937
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		604	422
Dividends paid to non-controlling interests		245	249
Summary financial position information
Non-current assets		9,048	8,002
Current assets		4,398	3,808
Total assets		13,446	11,810
Non-current liabilities		(4,582)	(3,535)
Current liabilities		(3,978)	(3,802)
Net assets and liabilities		4,886	4,473
Equity shareholders' funds		3,519	3,353
Non-controlling interests		1,367	1,120
Equity		4,886	4,473
Statement of cash flows
Net cash flow from operating activities		2,607	2,573
Net cash flow from investing activities		(1,313)	(1,101)
Net cashflow from financing activities		(895)	(1,328)
Net cash (outflow)/inflow		399	144
Cash and cash equivalents at beginning of period		1,188	1,052
Exchange gain on cash and cash equivalents		(74)	(8)
Cash and cash equivalents at end of period		1,513	1,188	€ 1,052
Vodafone Three Holdings Limited [Member]
Summary comprehensive income information
Revenue		9,192
Profit/(loss) for the financial year		(1,063)
Other comprehensive income/(expense)		30
Total comprehensive income/(expense)		(1,033)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		(258)
Dividends paid to non-controlling interests		0
Summary financial position information
Non-current assets		17,983
Current assets		4,603
Total assets		22,586
Non-current liabilities		(11,531)
Current liabilities		(5,114)
Net assets and liabilities		5,941
Equity shareholders' funds		3,681
Non-controlling interests		2,260
Equity		5,941
Statement of cash flows
Net cash flow from operating activities		3,183
Net cash flow from investing activities		(2,209)
Net cashflow from financing activities		(954)
Net cash (outflow)/inflow		20
Cash and cash equivalents at beginning of period		18
Exchange gain on cash and cash equivalents		(1)
Cash and cash equivalents at end of period		€ 37	€ 18

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.